March 9, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account
(File No. 811-09799)

Discovery Premier Group Retirement Annuity
(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2009 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950123-10-017727
	Date of Filing:	2010-02-26

	Share Class:	Series I

AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Government Securities Fund
AIM V.I. International Growth Fund

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.	0000825316
	Accession No.:	0001193125-10-035798
	Date of Filing:	2010-02-22

	Share Class:	Class A

AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small Cap Growth Portfolio

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.	0000814680
	Accession No.:	0001467105-10-000016
	Date of Filing:	2010-02-23

	Share Class:	Class I

VP Income & Growth Fund

4.	Filer/Entity	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	0000941568
	Accession No.:	0001104659-10-009422
	Date of Filing:	2010-02-25

	Share Class:	Class 1

U.S. Equity Flex I Portfolio

5.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.	0001084060
	Accession No.:	0000071701-10-000011
	Date of Filing:	2010-02-23

	Share Class:	N/A

Davis Value Portfolio

6.	Filer/entity:	Delaware VIP® Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-10-000387
	Date of Filing:	2010-02-26

	Share Class:	Standard

Delaware VIP® Emerging Market Series

7.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-10-000002
	Date of Filing:	2010-02-12

	Share Class:	Initial

The Dreyfus Socially Responsible Growth Fund, Inc.

8.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0000837274-10-000007
	Date of Filing:	2010-03-01

	Share Class:	Class 1

Franklin Small-Mid Cap Growth Securities Fund
Templeton Foreign Securities Fund

9.	Filer/ Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0000950123-10-017428
	Date of Filing:	2010-02-26

	Share Class:	Institutional

Enterprise Portfolio
Growth and Income Portfolio
Worldwide Portfolio

10.	Filer/Entity	MFS Variable® Insurance Trust
	Registration No.:	811-08326
	CIK No.	0000918571
	Accession No.:	0001193125-10-044022
	Date of Filing:	2010-03-01

	Share Class:	Initial

MFS® Growth Series
MFS® Investors Growth Stock Series
MFS® Investors Trust Series
MFS® Research Bond Series
MFS® Total Return Series

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.	0001047304
	Accession No.:	0001193125-10-046175
	Date of Filing:	2010-03-03

	Share Class:	Administrative

PIMCO Short-Term Portfolio

12.	Filer/Entity	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143

	CIK No.	0000918294
	Accession No.:	0000918294-10-000010
	Date of Filing:	2010-02-24

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

13.	Filer/Entity	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0001193125-10-048004
	Date of Filing:	2010-03-04

	Share Class:	Class I

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Jennison 20/20 Focus Portfolio
Money Market Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio
Value Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Sincerely,

/s/ Adam Scaramella

Adam Scaramella

Vice President & Corporate Counsel